S000061255 [Member] Fees and Expenses - iShares U.S. Consumer Focused ETF	Jul. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of thoseperiods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain thesame. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund may pay transaction costs, such ascommissions, when it buys and sells securities (or“turns over”itsportfolio). A higher portfolio turnover rate may indicate highertransaction costs and may result in higher taxes when Fundshares are held in a taxable account. These costs, which are notreflected in the Annual Fund Operating Expenses or in theExample, affect the Fund’s performance. During the most recentfiscal year, the Fund's portfolio turnover rate was 18% of theaverage value of its portfolio.
Portfolio Turnover, Rate	18.00%